Acquisitions - Schedule of Purchase Price Allocation (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consideration paid for acquisitions
Accrued Purchase Price and Other Holdbacks		$ 0	$ 0	$ 4,135
Fair Value of Identifiable Assets Acquired:
Goodwill Initially Recorded	$ 5,023,691	4,463,531	4,557,609	4,485,209
All acquisitions
Consideration paid for acquisitions
Cash Paid (gross of cash acquired)	748,846	224,192	124,614	53,230
Fair Value of Noncontrolling Interests		3,878	0	0
Accrued Purchase Price and Other Holdbacks		2,534	0	4,135
Fair Value of Investments Applied to Acquisitions		0	27,276	0
Total Consideration	1,025,146	230,604	151,890	57,365
Fair Value of Identifiable Assets Acquired:
Cash	30,720	20,194	6,545	2,260
Accounts Receivable, Prepaid Expenses and Other Assets	71,892	26,911	16,559	3,102
Property, Plant and Equipment	7,600	150,095	52,021	5,396
Customer Relationship Intangible Assets		35,181	79,065	22,071
Operating lease right-of-use assets	30,395	40,848	100,040	16,956
Data Center In-Place Leases		4,994	0	0
Data Center Tenant Relationships		4,682	0	0
Debt Assumed		(9,026)	(27,363)	0
Accounts Payable, Accrued Expenses and Other Liabilities	(60,014)	(22,733)	(19,564)	(3,233)
Operating Lease Liabilities		(40,848)	(100,040)	(16,956)
Deferred Income Taxes	(141,560)	(7,221)	(9,631)	(1,813)
Data Center Below-Market Leases		(20)	0	0
Total Fair Value of Identifiable Net Assets Acquired	444,018	203,057	97,632	27,783
Goodwill Initially Recorded	$ 581,128	27,547	54,258	29,582
Cash paid for previous acquisition		$ 0	$ 512	$ 7,267
Customer relationship intangible assets
Fair Value of Identifiable Assets Acquired:
Acquired finite-lived intangible assets, weighted average useful life		11 years	14 years	16 years
Data center in-place leases
Fair Value of Identifiable Assets Acquired:
Acquired finite-lived intangible assets, weighted average useful life		5 years
Data center tenant relationships
Fair Value of Identifiable Assets Acquired:
Acquired finite-lived intangible assets, weighted average useful life		5 years
Data center below-market leases
Fair Value of Identifiable Assets Acquired:
Acquired finite-lived intangible assets, weighted average useful life		4 years